Earnings Per Share - Schedule of Antidilutive Shares (Q3) (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	34,492,238	954,882	34,531,214	893,757	6,479,149	555,015
Options and unvested stock units outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	106,097	296,861	145,073	235,736	243,911	127,116
Warrants outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	30,017,768	629,271	30,017,768	629,271	6,206,488	399,149
Convertible promissory notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	4,339,623	0	4,339,623	0
Contingent Sponsor Earnout Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Total (in shares)	28,750	28,750	28,750	28,750	28,750	28,750